Label	Element	Value
Carillon Chartwell Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Chartwell Income Fund

SUPPLEMENT DATED FEBRUARY 28, 2024
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2023,
AS PREVIOUSLY AMENDED OR SUPPLEMENTED

At meetings held on February 15 and 16, 2024, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved, based upon the recommendation of Carillon Tower Advisers, Inc. (“Carillon Tower”) and Chartwell Income Partners, LLC (“Chartwell,” and collectively with Carillon Tower, “Carillon”): (1) a change in name of the Carillon Chartwell Income Fund (the “Fund”) to the Carillon Chartwell Real Income Fund; (2) changes to the Fund’s non-fundamental investment objectives; and (3) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes, as well as corresponding changes to the Fund’s Summary Prospectus, are described below:

Effective April 26, 2024, the Fund’s Summary Prospectus is amended as follows:

a.	All references to the “Carillon Chartwell Income Fund” are deleted and replaced with references to the “Carillon Chartwell Real Income Fund.”

b.	On page 1 of the Summary Prospectus, the “Investment objective” section is deleted in its entirety and replaced with the following:

Investment objective | The Carillon Chartwell Real Income Fund’s (“Real Income” or the “fund”) investment objectives are to provide investors with current income and preserve inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.

c.	On page 2 of the Summary Prospectus, the “Principal investment strategies” section is deleted in its entirety and replaced with the following:

Principal investment strategies | The fund seeks to achieve its investment objectives by investing in income producing securities.  Under normal circumstances, the fund intends to invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).  Their payments are supported by the full faith and credit of the United States.  In selecting TIPS and other inflation-indexed debt securities, including those issued by the U.S. and non-U.S. government, their agencies or instrumentalities, the sub-adviser implements a relative value strategy based on the sub-adviser’s outlook for inflation and inflation-adjusted interest rates (real interest rates).  The fund may invest in TIPS and other inflation-indexed debt securities and fixed income securities of any maturity.  However, the fund’s average effective duration is expected to range from three to seven years.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For example, the price of a security with a seven-year duration would be expected to decline by approximately 7% in response to a 1% increase in interest rates.

In addition to inflation-indexed debt securities, the fund may invest in other types of U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, corporate bonds, preferred stocks, mortgage-backed securities, asset-backed securities, master limited partnerships (“MLPs”), below investment grade securities, common stocks of mid- and large-capitalization companies and natural resources and precious metals  companies, including dividend-paying securities, and securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The fund’s investments may include ETFs that invest in natural resources and precious metals companies and gold and silver directly, which the sub-adviser believes over the long term tend to be less correlated to the equity and fixed income markets and may help to reduce the fund’s overall volatility. Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The sub-adviser also may purchase bonds and preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the sub-adviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale, and securities issued in non-U.S. markets subject to similar regulations.

The sub-adviser selects corporate bonds and securitized products primarily on the basis of relative value and current yield and secondarily on the basis of anticipated long term return. The sub-adviser seeks to invest in the debt securities of companies that it believes will experience stable or improving credit profiles, and selects debt securities for the fund’s portfolio by analyzing a security’s historical and relative yield spreads, as well as its credit quality, structure, maturity and liquidity.  When selecting corporate bonds and securitized products, such as mortgage-backed securities and asset-backed securities, the sub-adviser also will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”) or Morningstar DRBS (“Morningstar”). The sub-adviser may invest in fixed income securities of any credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB- or higher categories by S&P Fitch or Morningstar or, if unrated by S&P, Moody’s, Fitch or Morningstar, determined by the sub-adviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P,  Fitch  or Morningstar (or, if unrated, determined by the sub-adviser to be of comparable credit quality).

The sub-adviser’s investment approach seeks to identify companies with favorable valuations, margin improvement, product innovations and visionary management teams.  The fund may invest up to 15% of its net assets in common stocks and in preferred stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the sub-adviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the sub-adviser believes offer the potential for capital appreciation due to the business prospects of the issuers.

d.	On page 2 of the Summary Prospectus, in the “Principal risks” section, the following changes are made:

1.	The following is added as the first Principal Risk, immediately after the first paragraph:

Inflation-indexed debt securities risk is the risk that inflation-indexed debt securities, including Treasury Inflation Protected Securities (“TIPS”), will be adversely affected by changes in real interest rates, which are market interest rates that are adjusted for inflation.  The prices of inflation-indexed debt securities tend to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed debt securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. If an inflation index rate declines, the principal value and interest payable on an inflation-indexed security also will decline, adversely affecting the fund’s investment. There can be no assurance that an inflation index will accurately measure the real rate of inflation in the prices of goods and services. The fund’s investments in inflation-indexed investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index;
2.
“Interest rate risk” and “Equity securities” are moved to the second and third risks, respectively, with “Market risk” and “Callable securities risk” moved to a lower point in the list, in alphabetical order.

3.	“Municipal securities risk” and “Small-cap company risk” are deleted in their entirety.

4.	The following is added immediately after “Mortgage- and asset-backed security risk”:

Natural resources and precious metals risk is the risk that the fund’s investments in companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are more vulnerable to price movements of natural resources and other factors that particularly affect those types of businesses. These investments may be adversely affected by numerous factors, including changes in supply of, or demand for, various natural resources, changes in energy prices, international political and economic developments, economic conditions in large importation countries, import controls, civil conflict, natural or man-made disasters, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, increased competition, technological developments, and tax and other government regulation and intervention;
5.	In “Investing in other investment companies, including ETFs,” the first sentence is deleted and replaced with the following:

Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests, such as natural resources and precious metals companies and direct investments in gold and silver.